Note 17 - Income Taxes (Details) - Provision (Recovery) for Income Taxes from the Expected Provision at the Statutory Rates - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Provision (Recovery) for Income Taxes from the Expected Provision at the Statutory Rates [Abstract]
Net income before taxes	$ 27,770	$ 21,821	$ 13,733
Combined basic Canadian statutory rates	26.50%	26.50%	26.50%
Income tax expense based on the above rates	$ 7,359	$ 5,783	$ 3,639
Increase (decrease) in income taxes resulting from:
Permanent differences including amortization of intangibles	(2,593)	800	1,078
Effect of differences between Canadian and foreign tax rates	169	1,007	663
Effect of rate changes on current year timing differences	1,150		321
Adjustments relating to previous periods	36	9	355
(Decrease) increase in tax reserves	(172)	(41)	239
Valuation allowance	(41)	(1,195)	(2,707)
Stock compensation	345	86	481
Deferred tax charges	270
Other, including foreign exchange	685	313	52
Income tax expense	$ 7,208	$ 6,762	$ 4,121